Income Taxes - Summary of Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	$ (1,733)	$ (3,932)
Net deferred tax assets	22,205	31,331
Mining interest property plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(5,891)	(6,110)
Payments to defer [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(56)	(15)
Insurance [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(7)	(38)
Reclamation and closure cost obligations [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	719	638
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	1,549	(223)
Expenses reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	132	82
Pension fund reserve [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	88	60
Deferred mining taxes [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(968)	(1,168)
Non-capital losses and other deductible tax benefits [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	2,437	2,227
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	345	627
Others [member]
Deferred income tax assets (liabilities):
Deferred income tax assets (liabilities)	(81)	(12)
Non-capital Losses [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	13,222	18,722
Property, plant and equipment [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	1,589	1,704
Exploration and evaluation assets [member]
Deferred income tax assets (liabilities):
Net deferred tax assets	$ 7,394	$ 10,905